Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 283,388	¥ 12,187
Translating foreign operations reserve	1,169,467	886,080
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	92,106	(18,370)
Translating foreign operations reserve	469,405	377,299
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	174,911	(9,731)
Translating foreign operations reserve	475,673	300,761
THB Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	45,372	25,100
Translating foreign operations reserve	149,753	104,381
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(29,001)	15,188
Translating foreign operations reserve	¥ 74,636	¥ 103,639